Employee benefits - Summary of Net Pension and Post Retirement Cost for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 INR (₨)
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)			₨ 1,479.3		₨ (36,090.1)
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 158.4	₨ 11,980.0	14,490.5		18,561.3
Defined benefit pension plan amendment cost/(credit)	5.2	396.6	3,799.0	£ (16.5)	(36,090.1)
Administrative expenses	18.7	1,416.8	1,186.5		777.7
Plan settlement					(58.1)
Net interest cost / (income) (including onerous obligations)	15.7	1,188.8	774.5		1,923.0
Net periodic pension cost	$ 198.0	₨ 14,982.2	₨ 20,250.5		₨ (14,886.2)